Taxation (Details) - Schedule of deferred tax assets and liabilities: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets related to unabsorbed losses for IGI Europe	$ 779	$ 471
Deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877
Total	5,656	471
Deferred tax liabilities
Deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK		14
Total		$ 14